SEVERANCE PAY LIABILITY, NET (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Schedule of Defined Contribution Plans
	Year ended December 31,
	2022	2021	2020

Expenses - defined contribution plan	$877	$837	$665